REGULATORY REQUIREMENTS (Details) $ in Thousands	Dec. 31, 2021 HKD ($)
Futu Securities (Hong Kong) Limited
Regulatory Requirements, Disclosure [Line Items]
Net Capital/ Eligible Equity	$ 6,666,092
Requirement	1,631,080
Excess	5,035,012
Futu Inc
Regulatory Requirements, Disclosure [Line Items]
Net Capital/ Eligible Equity	149,871
Requirement	22,560
Excess	127,311
Futu Clearing Inc
Regulatory Requirements, Disclosure [Line Items]
Net Capital/ Eligible Equity	3,308,395
Requirement	97,565
Excess	3,210,830
Futu Singapore pte Ltd.
Regulatory Requirements, Disclosure [Line Items]
Net Capital/ Eligible Equity	345,424
Requirement	156,646
Excess	188,778
Futu Insurance Brokers (Hong Kong) Limited
Regulatory Requirements, Disclosure [Line Items]
Net Capital/ Eligible Equity	1,718
Requirement	500
Excess	$ 1,218